Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Cash and Cash Equivalents

	December 31, 2017	December 31, 2016
Cash on hand	7	8
Cash at banks, including
— in Russian rubles	617	683
— in U.S. dollars	1,377	482
— in euro	305	404
— in other currencies	146	109
Other cash and cash equivalents	0	3

Total cash and cash equivalents	2,452	1,689

Reconciliation Between the Changes in Liabilities Arising from Financing Activities

Reconciliation between the changes in liabilities arising from financing activities including both changes arising from cash flows and non-cash changes:

	Interest-bearing loans and borrowings	Finance lease liabilities	Deferred payments for acquisition of assets	Put option of Gazprombank	Other current financial liabilities	Deferred consideration paid for the acquisition of subsidiaries in prior periods
At December 31, 2014	395,864	15,359	—	—	—	15,888
Cash flows	(24,775)	(4,309)	—	—	—	(4,819)
Foreign exchange movement	65,568	481	—	—	—	3,730
Changes in fair value	—	—	—	—	—	—
Other changes, including interest	59,325	2,457	—	—	—	—
At December 31, 2015	495,982	13,988	—	—	—	14,799
Cash flows	(70,084)	(5,217)	—	34,300	—	(4,732)
Foreign exchange movement	(25,303)	(351)	—	—	—	(2,035)
Changes in fair value	—	—	—	1,898	—	—
Other changes, including interest	45,214	2,176	1,052	—	—	—
At December 31, 2016	445,809	10,596	1,052	36,198	—	8,032
Cash flows	(42,480)	(4,801)	(455)	0	0	(3,652)
Foreign exchange movement	(3,942)	(67)	0	0	0	(370)
Changes in fair value	0	0	0	4,062	(81)	0
Other changes, including interest	40,506	3,626	1,083	0	815	0
At December 31, 2017	439,893	9,354	1,680	40,260	734	4,010